Investments in Securities	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in Securities
10. Investments in Securities
The cost and fair value of marketable securities are as follows:

	December 31, 2023
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505
	$71,299	$335	$(404)	$71,230

	December 31, 2022
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bills	$59,764	$319	$—	$60,083
Municipal bonds	9,205	40	(838)	8,407
Corporate/government bonds	477	—	—	477
Other bonds	478	3	—	481
	$69,924	$362	$(838)	$69,448
The aggregated unrealized losses on available-for-sale debt securities in the amounts of $69 and $476 have been recognized in accumulated other comprehensive loss in the Company’s consolidated balance sheets as of December 31, 2023 and December 31, 2022, respectively.
11. Investments in Securities
The cost and fair value of marketable securities are as follows:

	September 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$50,973	$182	$—	$51,155
Municipal bonds	9,378	119	(281)	9,216
Corporate/government bonds	477	43	—	520
Other bonds	478	46	—	524
	$61,306	$390	$(281)	$61,415

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505
	$71,299	$335	$(404)	$71,230
The aggregated unrealized gain (loss) on available-for-sale debt securities in the amounts of $109 and $(69) have been recognized in accumulated other comprehensive income (loss) in the Company’s condensed consolidated balance sheets (unaudited) as of September 30, 2024 and December 31, 2023, respectively.